SUBSEQUENT EVENT - Additional Information (Detail) $ in Millions	Feb. 29, 2024 USD ($)	Dec. 31, 2023
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt-to-equity ratio, minimum		0
Debt service coverage ratio, minimum		1.20
Bank loan agreement extension
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Notional amount	$ 9
Interest-bearing loans and borrowings, Interest rate	4.76%